Schedule of Investments (unaudited)	iShares® Biotechnology ETF
June 30, 2022	(Percentages shown are based on Net Assets)

Security	Shares	Value

Common Stocks

Biotechnology — 78.1%
4D Molecular Therapeutics Inc.(a)(b)	227,306	$1,586,596
89bio Inc.(a)(b)	104,195	335,508
Abcam PLC, SP ADR(a)(b)	1,455,924	21,052,661
AC Immune SA(a)(b)	337,328	1,217,754
ACADIA Pharmaceuticals Inc.(a)	1,258,602	17,733,702
Achilles Therapeutics PLC, ADR(a)(b)	243,378	613,313
Acumen Pharmaceuticals Inc.(a)(b)	189,905	892,554
Adaptimmune Therapeutics PLC, ADR(a)(b)	857,091	1,457,055
ADC Therapeutics SA(a)(b)	330,459	2,627,149
Adicet Bio Inc.(a)	174,051	2,541,145
ADMA Biologics Inc.(a)(b)	1,480,737	2,931,859
Adverum Biotechnologies Inc.(a)(b)	711,319	853,583
Aeglea BioTherapeutics Inc.(a)	383,960	193,938
Aerovate Therapeutics Inc.(a)(b)	106,286	1,661,250
Affimed NV(a)(b)	1,018,198	2,820,408
Agios Pharmaceuticals Inc.(a)(b)	428,351	9,496,542
Akebia Therapeutics Inc.(a)	1,325,170	467,918
Akero Therapeutics Inc.(a)	170,345	1,609,760
Akouos Inc.(a)(b)	150,303	704,921
Alaunos Therapeutics Inc.(a)(b)	1,524,794	1,890,745
Alector Inc.(a)(b)	478,729	4,863,887
Alexion Pharmaceuticals Inc.(b)(c)	4,112	1,892
Aligos Therapeutics Inc.(a)(b)	201,277	243,545
Alkermes PLC(a)	1,274,871	37,978,407
Allakos Inc.(a)	265,192	830,051
Allogene Therapeutics Inc.(a)(b)	621,956	7,090,298
Allovir Inc.(a)(b)	230,658	899,566
Alnylam Pharmaceuticals Inc.(a)(b)	946,783	138,088,301
Alpine Immune Sciences Inc.(a)(b)	95,559	813,207
Altimmune Inc.(a)(b)	317,579	3,715,674
ALX Oncology Holdings Inc.(a)(b)	159,821	1,292,952
Amgen Inc.	2,345,884	570,753,577
Amicus Therapeutics Inc.(a)(b)	2,146,990	23,058,673
AnaptysBio Inc.(a)	193,673	3,931,562
Anavex Life Sciences Corp.(a)(b)	594,342	5,949,363
Annexon Inc.(a)(b)	238,775	900,182
Annovis Bio Inc.(a)	42,556	482,585
Apellis Pharmaceuticals Inc.(a)(b)	698,540	31,587,979
Applied Molecular Transport Inc.(a)(b)	191,828	558,219
Applied Therapeutics Inc.(a)	207,035	196,311
Arbutus Biopharma Corp.(a)	1,028,409	2,786,988
Arcturus Therapeutics Holdings Inc.(a)(b)	181,595	2,858,305
Arcus Biosciences Inc.(a)(b)	348,744	8,837,173
Arcutis Biotherapeutics Inc.(a)(b)	249,765	5,322,492
Argenx SE, ADR(a)(b)	339,541	128,645,294
Arrowhead Pharmaceuticals Inc.(a)(b)	803,921	28,306,058
Ascendis Pharma A/S, ADR(a)(b)	348,177	32,366,534
Atara Biotherapeutics Inc.(a)(b)	709,263	5,525,159
Athenex Inc.(a)	699,144	286,230
Aurinia Pharmaceuticals Inc.(a)(b)	987,121	9,920,566
Autolus Therapeutics PLC , ADR(a)(b)	436,245	1,234,573
Avidity Biosciences Inc.(a)(b)	352,020	5,114,851
Avrobio Inc.(a)(b)	240,385	221,154
Beam Therapeutics Inc.(a)(b)	447,434	17,320,170
BeiGene Ltd., ADR(a)(b)	650,149	105,226,616
BELLUS Health Inc.(a)(b)	693,014	6,403,449
Bicycle Therapeutics PLC, ADR(a)(b)	179,605	3,013,772
BioAtla Inc.(a)(b)	249,354	710,659
Security	Shares	Value

Biotechnology (continued)
BioCryst Pharmaceuticals Inc.(a)(b)	1,447,001	$15,309,271
Biogen Inc.(a)(b)	1,155,050	235,560,897
Biohaven Pharmaceutical Holding Co. Ltd.(a)(b)	491,196	71,572,169
BioMarin Pharmaceutical Inc.(a)(b)	1,436,066	119,006,789
Biomea Fusion Inc.(a)(b)	181,844	2,178,491
BioNTech SE, ADR(b)	1,525,763	227,491,263
Black Diamond Therapeutics Inc.(a)(b)	184,732	454,441
Bluebird Bio Inc.(a)(b)	552,947	2,289,201
Blueprint Medicines Corp.(a)(b)	456,919	23,078,979
Bolt Biotherapeutics Inc.(a)	158,699	323,746
Bridgebio Pharma Inc.(a)(b)	817,535	7,423,218
Brooklyn ImmunoTherapeutics Inc.(a)(b)	181,084	93,729
Burning Rock Biotech Ltd., ADR(a)(b)	533,647	1,552,913
C4 Therapeutics Inc.(a)	300,140	2,263,056
Cabaletta Bio Inc.(a)(b)	173,994	184,434
Candel Therapeutics Inc.(a)(b)	76,548	248,016
CareDx Inc.(a)(b)	412,897	8,869,028
Caribou Biosciences Inc.(a)(b)	387,940	2,106,514
Cellectis SA, ADR(a)(b)	280,996	795,219
CEL-SCI Corp.(a)(b)	337,037	1,516,667
Centessa Pharmaceuticals PLC, ADR(a)(b)	279,879	1,363,011
Century Therapeutics Inc.(a)(b)	182,613	1,533,949
ChemoCentryx Inc.(a)(b)	460,207	11,403,929
Chimerix Inc.(a)(b)	601,416	1,250,945
Chinook Therapeutics Inc.(a)(b)	325,294	5,689,392
Clovis Oncology Inc.(a)(b)	1,091,520	1,964,736
Codiak Biosciences Inc.(a)(b)	129,401	372,675
Cogent Biosciences Inc.(a)(b)	383,712	3,461,082
Coherus Biosciences Inc.(a)(b)	572,835	4,147,325
Compass Pathways PLC, ADR(a)(b)	268,549	2,905,700
Connect Biopharma Holdings Ltd.(a)	282,296	245,598
Cortexyme Inc.(a)(b)	137,318	304,846
Crinetics Pharmaceuticals Inc.(a)(b)	341,132	6,362,112
CRISPR Therapeutics AG(a)(b)	563,121	34,220,863
Cullinan Oncology Inc.(a)(b)	192,972	2,473,901
CureVac NV(a)(b)	428,569	5,832,824
Curis Inc.(a)	665,551	655,235
Cyteir Therapeutics Inc.(a)(b)	106,628	318,818
Cytokinetics Inc.(a)(b)	634,445	24,927,344
CytomX Therapeutics Inc.(a)(b)	482,797	883,519
Day One Biopharmaceuticals Inc.(a)(b)	243,738	4,362,910
DBV Technologies SA, ADR(a)(b)	1,064,442	2,714,327
Decibel Therapeutics Inc.(a)	73,514	309,494
Deciphera Pharmaceuticals Inc.(a)(b)	368,550	4,846,433
Denali Therapeutics Inc.(a)(b)	770,122	22,664,690
Design Therapeutics Inc.(a)(b)	245,811	3,441,354
Dyne Therapeutics Inc.(a)(b)	207,958	1,428,671
Editas Medicine Inc.(a)(b)	540,369	6,392,565
Eiger BioPharmaceuticals Inc.(a)(b)	285,521	1,798,782
Emergent BioSolutions Inc.(a)	325,898	10,115,874
Enanta Pharmaceuticals Inc.(a)(b)	153,196	7,241,575
Epizyme Inc.(a)(b)	1,182,059	1,737,627
Erasca Inc.(a)(b)	501,651	2,794,196
Evelo Biosciences Inc.(a)(b)	433,824	915,369
Exelixis Inc.(a)(b)	2,480,905	51,652,442
Fate Therapeutics Inc.(a)(b)	715,998	17,742,430
FibroGen Inc.(a)(b)	675,716	7,135,561
Forma Therapeutics Holdings Inc.(a)	326,884	2,252,231
Frequency Therapeutics Inc.(a)	255,258	382,887
G1 Therapeutics Inc.(a)(b)	263,392	1,301,156

Schedule of Investments (unaudited) (continued)	iShares® Biotechnology ETF
June 30, 2022	(Percentages shown are based on Net Assets)

Security	Shares	Value

Biotechnology (continued)
Galapagos NV, ADR(a)(b)	416,208	$23,224,406
Gamida Cell Ltd.(a)(b)	313,324	554,583
Generation Bio Co.(a)(b)	366,300	2,402,928
Genetron Holdings Ltd., ADR(a)(b)	514,789	875,141
Genmab A/S, ADR(a)(b)	4,177,108	135,714,239
Geron Corp.(a)(b)	2,674,828	4,145,983
Gilead Sciences Inc.	9,287,332	574,049,991
Global Blood Therapeutics Inc.(a)(b)	489,040	15,624,828
Gossamer Bio Inc.(a)(b)	429,487	3,594,806
Gracell Biotechnologies Inc.(a)(b)	355,530	1,955,415
Graphite Bio Inc.(a)(b)	194,651	535,290
Grifols SA, ADR	1,662,396	19,749,264
Gritstone bio Inc.(a)(b)	485,776	1,175,578
Halozyme Therapeutics Inc.(a)(b)	1,077,684	47,418,096
Harpoon Therapeutics Inc.(a)	146,048	278,952
Homology Medicines Inc.(a)(b)	302,931	596,774
Humacyte Inc.(a)(b)	395,709	1,270,226
Icosavax Inc.(a)(b)	184,328	1,056,199
Ideaya Biosciences Inc.(a)(b)	237,316	3,274,961
IGM Biosciences Inc.(a)(b)	124,598	2,246,502
I-Mab, ADR(a)(b)	523,519	5,915,765
Imago Biosciences Inc.(a)(b)	157,036	2,102,712
Immuneering Corp., Class A(a)(b)	147,144	796,049
Immunic Inc.(a)(b)	175,310	608,326
ImmunityBio Inc.(a)(b)	630,013	2,343,648
ImmunoGen Inc.(a)(b)	1,728,079	7,776,356
Immunovant Inc.(a)(b)	332,503	1,296,762
Immutep Ltd., SP ADR(a)(b)	532,752	1,081,487
Impel Pharmaceuticals Inc.(a)(b)	57,370	534,688
Incyte Corp.(a)	1,735,297	131,830,513
Infinity Pharmaceuticals Inc.(a)(b)	671,248	424,430
Inhibrx Inc.(a)(b)	204,911	2,325,740
Innate Pharma SA, SP ADR(a)(b)	497,275	1,342,643
Inovio Pharmaceuticals Inc.(a)(b)	1,782,070	3,082,981
Insmed Inc.(a)(b)	925,591	18,252,655
Instil Bio Inc.(a)(b)	474,776	2,193,465
Intellia Therapeutics Inc.(a)(b)	538,296	27,862,201
Intercept Pharmaceuticals Inc.(a)(b)	188,339	2,600,962
Ionis Pharmaceuticals Inc.(a)(b)	1,106,860	40,975,957
Iovance Biotherapeutics Inc.(a)(b)	1,101,802	12,163,894
Ironwood Pharmaceuticals Inc.(a)(b)	1,184,537	13,657,712
iTeos Therapeutics Inc.(a)(b)	229,225	4,722,035
IVERIC bio Inc.(a)(b)	814,116	7,831,796
Janux Therapeutics Inc.(a)(b)	171,664	2,096,017
Jounce Therapeutics Inc.(a)	247,282	749,264
KalVista Pharmaceuticals Inc.(a)(b)	164,532	1,618,995
Kamada Ltd.(a)(b)	177,804	801,896
Karuna Therapeutics Inc.(a)	172,149	21,778,570
Karyopharm Therapeutics Inc.(a)(b)	547,089	2,467,371
Keros Therapeutics Inc.(a)	117,209	3,238,485
Kezar Life Sciences Inc.(a)(b)	407,212	3,367,643
Kiniksa Pharmaceuticals Ltd., Class A(a)(b)	256,541	2,485,882
Kinnate Biopharma Inc.(a)	138,676	1,748,704
Kodiak Sciences Inc.(a)(b)	378,963	2,895,277
Kronos Bio Inc.(a)(b)	312,392	1,137,107
Krystal Biotech Inc.(a)(b)	154,927	10,172,507
Kura Oncology Inc.(a)(b)	498,010	9,128,523
Kymera Therapeutics Inc.(a)(b)	314,429	6,191,107
Larimar Therapeutics Inc.(a)(b)	132,352	259,410
Leap Therapeutics Inc.(a)(b)	547,479	629,601
Security	Shares	Value

Biotechnology (continued)
Legend Biotech Corp., ADR(a)(b)	961,270	$52,869,850
Ligand Pharmaceuticals Inc.(a)(b)	126,783	11,311,579
Lineage Cell Therapeutics Inc.(a)(b)	1,347,675	2,129,327
Lyell Immunopharma Inc.(a)(b)	499,849	3,259,015
MacroGenics Inc.(a)(b)	472,882	1,395,002
Madrigal Pharmaceuticals Inc.(a)(b)	98,324	7,038,032
Magenta Therapeutics Inc.(a)(b)	310,926	373,111
MannKind Corp.(a)(b)	1,871,379	7,129,954
Matinas BioPharma Holdings Inc.(a)(b)	1,615,047	1,275,887
MeiraGTx Holdings PLC(a)	260,165	1,969,449
Mereo Biopharma Group PLC, ADR(a)(b)	627,477	702,774
Mersana Therapeutics Inc.(a)	636,724	2,941,665
Merus NV(a)(b)	254,860	5,770,030
Mesoblast Ltd., SP ADR(a)(b)	839,408	1,863,486
Mirati Therapeutics Inc.(a)(b)	405,606	27,228,331
Mirum Pharmaceuticals Inc.(a)(b)	142,414	2,771,376
Moderna Inc.(a)(b)	2,717,203	388,152,449
Molecular Templates Inc.(a)(b)	320,782	292,425
Monte Rosa Therapeutics Inc.(a)(b)	233,320	2,256,204
Morphic Holding Inc.(a)(b)	197,649	4,288,983
Mustang Bio Inc.(a)(b)	692,790	405,282
Myovant Sciences Ltd.(a)	327,854	4,075,225
Myriad Genetics Inc.(a)(b)	608,932	11,064,294
Natera Inc.(a)	687,011	24,347,670
Neoleukin Therapeutics Inc.(a)(b)	264,628	272,567
Neurocrine Biosciences Inc.(a)	739,274	72,064,430
NextCure Inc.(a)(b)	126,428	594,212
Nkarta Inc.(a)(b)	263,103	3,241,429
Novavax Inc.(a)(b)	615,680	31,664,422
Nurix Therapeutics Inc.(a)(b)	296,442	3,755,920
Nuvalent Inc., Class A(a)(b)	274,081	3,716,538
ObsEva SA(a)(b)	301,943	486,128
Olema Pharmaceuticals Inc.(a)(b)	263,210	1,071,265
Omega Therapeutics Inc.(a)(b)	133,768	508,318
Oncocyte Corp.(a)(b)	877,419	789,414
Oncorus Inc.(a)(b)	123,181	155,208
Orchard Therapeutics PLC, ADR(a)	733,547	428,538
ORIC Pharmaceuticals Inc.(a)(b)	225,374	1,009,676
Ovid therapeutics Inc.(a)(b)	419,978	902,953
Oyster Point Pharma Inc.(a)(b)	93,207	403,586
Passage Bio Inc.(a)	194,285	458,513
PMV Pharmaceuticals Inc.(a)(b)	227,600	3,243,300
Poseida Therapeutics Inc.(a)(b)	286,003	737,888
Praxis Precision Medicines Inc.(a)(b)	288,065	705,759
Precigen Inc.(a)(b)	765,162	1,025,317
Precision BioSciences Inc.(a)(b)	631,186	1,009,898
Prelude Therapeutics Inc.(a)(b)	264,447	1,380,413
Prometheus Biosciences Inc.(a)(b)	191,877	5,416,688
ProQR Therapeutics NV(a)	466,341	362,673
Protagonist Therapeutics Inc.(a)(b)	355,000	2,808,050
Prothena Corp. PLC(a)	367,627	9,981,073
PTC Therapeutics Inc.(a)	548,901	21,988,974
Puma Biotechnology Inc.(a)	300,311	855,886
Radius Health Inc.(a)	370,989	3,847,156
Rallybio Corp.(a)(b)	100,921	761,954
RAPT Therapeutics Inc.(a)(b)	180,302	3,290,512
Recursion Pharmaceuticals Inc., Class A(a)(b)	649,779	5,289,201
Regeneron Pharmaceuticals Inc.(a)	832,336	492,018,780
REGENXBIO Inc.(a)(b)	292,804	7,232,259
Relay Therapeutics Inc.(a)(b)	579,750	9,710,812

Schedule of Investments (unaudited) (continued)	iShares® Biotechnology ETF
June 30, 2022	(Percentages shown are based on Net Assets)

Security	Shares	Value

Biotechnology (continued)
Repare Therapeutics Inc.(a)(b)	229,917	$3,216,539
Replimune Group Inc.(a)(b)	214,459	3,748,743
REVOLUTION Medicines Inc.(a)(b)	395,295	7,704,300
Rhythm Pharmaceuticals Inc.(a)(b)	338,341	1,404,115
Rigel Pharmaceuticals Inc.(a)(b)	1,340,561	1,514,834
Rocket Pharmaceuticals Inc.(a)(b)	481,525	6,625,784
Rubius Therapeutics Inc.(a)(b)	349,527	297,343
Sage Therapeutics Inc.(a)(b)	400,991	12,952,009
Sana Biotechnology Inc.(a)(b)	625,360	4,021,065
Sangamo Therapeutics Inc.(a)(b)	965,677	3,997,903
Sarepta Therapeutics Inc.(a)(b)	659,547	49,439,643
Scholar Rock Holding Corp.(a)(b)	319,712	1,755,219
Seagen Inc.(a)(b)	1,436,376	254,152,369
Selecta Biosciences Inc.(a)(b)	831,284	1,088,982
Sensei Biotherapeutics Inc.(a)(b)	129,172	293,220
Seres Therapeutics Inc.(a)(b)	546,768	1,875,414
Sesen Bio Inc.(a)(b)	1,537,179	1,245,730
Shattuck Labs Inc.(a)(b)	268,572	1,090,402
Silverback Therapeutics Inc.(a)	161,294	683,887
Solid Biosciences Inc.(a)(b)	645,460	397,345
Spectrum Pharmaceuticals Inc.(a)	1,245,251	971,296
Spero Therapeutics Inc.(a)	193,102	143,089
SpringWorks Therapeutics Inc.(a)(b)	251,111	6,182,353
SQZ Biotechnologies Co.(a)(b)	161,947	514,991
Stoke Therapeutics Inc.(a)	155,691	2,056,678
Summit Therapeutics Inc.(a)(b)	193,255	193,255
Surface Oncology Inc.(a)(b)	347,025	569,121
Sutro Biopharma Inc.(a)(b)	302,415	1,575,582
Syndax Pharmaceuticals Inc.(a)	363,181	6,987,602
Syros Pharmaceuticals Inc.(a)(b)	364,801	351,194
Talaris Therapeutics Inc.(a)(b)	165,655	747,104
Taysha Gene Therapies Inc.(a)(b)	162,109	603,045
TCR2 Therapeutics Inc.(a)(b)	222,164	644,276
Tenaya Therapeutics Inc.(a)(b)	221,251	1,245,643
Travere Therapeutics Inc.(a)(b)	473,195	11,465,515
Turning Point Therapeutics Inc.(a)(b)	338,289	25,456,247
Twist Bioscience Corp.(a)(b)	403,315	14,099,892
Ultragenyx Pharmaceutical Inc.(a)(b)	511,719	30,529,156
uniQure NV(a)(b)	330,886	6,167,715
United Therapeutics Corp.(a)	350,496	82,590,877
UroGen Pharma Ltd.(a)(b)	154,949	1,269,032
Vanda Pharmaceuticals Inc.(a)(b)	429,133	4,677,550
Vaxcyte Inc.(a)(b)	297,505	6,473,709
Veracyte Inc.(a)(b)	556,453	11,073,415
Verastem Inc.(a)(b)	1,429,958	1,658,751
Vertex Pharmaceuticals Inc.(a)	2,013,979	567,519,142
Verve Therapeutics Inc.(a)(b)	194,795	2,976,468
Vir Biotechnology Inc.(a)(b)	572,583	14,583,689
Viracta Therapeutics Inc.(a)(b)	226,086	877,214
Vor BioPharma Inc.(a)(b)	192,409	956,273
Werewolf Therapeutics Inc.(a)(b)	100,801	412,276
Xencor Inc.(a)(b)	458,975	12,562,146
Xenon Pharmaceuticals Inc.(a)(b)	459,626	13,981,823
Y-mAbs Therapeutics Inc.(a)(b)	276,409	4,182,068
Zai Lab Ltd., ADR(a)(b)	606,438	21,031,270
Zentalis Pharmaceuticals Inc.(a)(b)	401,827	11,291,339
Zymeworks Inc.(a)(b)	414,991	2,199,452
		5,942,550,556
Health Care Equipment & Supplies — 0.8%
Meridian Bioscience Inc.(a)(b)	339,378	10,323,879
Security	Shares	Value

Health Care Equipment & Supplies (continued)
Novocure Ltd.(a)(b)	713,013	$49,554,403
		59,878,282
Health Care Providers & Services — 0.3%
Castle Biosciences Inc.(a)(b)	186,580	4,095,431
Fulgent Genetics Inc.(a)(b)	164,274	8,957,861
Invitae Corp.(a)(b)	1,776,213	4,333,960
OPKO Health Inc.(a)	3,215,377	8,134,904
		25,522,156
Life Sciences Tools & Services — 18.8%
10X Genomics Inc., Class A(a)(b)	669,856	30,310,984
AbCellera Biologics Inc.(a)(b)	1,486,841	15,834,857
Absci Corp.(a)(b)	457,471	1,518,804
Adaptive Biotechnologies Corp.(a)(b)	1,101,281	8,909,363
Akoya Biosciences Inc.(a)	133,439	1,714,691
Alpha Teknova Inc.(a)	53,414	448,678
Berkeley Lights Inc.(a)(b)	404,202	2,008,884
Bio-Techne Corp.	306,358	106,195,937
Bruker Corp.	800,855	50,261,660
Charles River Laboratories International Inc.(a)(b)	397,664	85,088,166
Codex DNA Inc.(a)(b)	66,826	120,287
Codexis Inc.(a)(b)	500,893	5,239,341
Compugen Ltd.(a)(b)	610,360	1,129,166
Cytek Biosciences Inc.(a)(b)	632,233	6,783,860
Harvard Bioscience Inc.(a)	280,782	1,010,815
Illumina Inc.(a)(b)	1,235,336	227,746,545
IQVIA Holdings Inc.(a)	1,399,029	303,575,303
Maravai LifeSciences Holdings Inc., Class A(a)(b)	861,653	24,479,562
MaxCyte Inc.(a)(b)	669,886	3,168,561
Medpace Holdings Inc.(a)(b)	216,269	32,368,981
Mettler-Toledo International Inc.(a)	176,678	202,962,386
NanoString Technologies Inc.(a)(b)	354,731	4,505,084
Nautilus Biotechnology Inc.(a)(b)	344,030	925,441
Olink Holding AB, ADR(a)(b)	696,020	10,579,504
Pacific Biosciences of California Inc.(a)(b)	1,721,925	7,610,908
Personalis Inc.(a)(b)	285,806	986,031
Quanterix Corp.(a)(b)	266,193	4,309,665
Repligen Corp.(a)(b)	407,566	66,188,718
Seer Inc., Class A(a)(b)	270,787	2,423,544
Singular Genomics Systems Inc.(a)(b)	263,780	1,007,639
Standard BioTools Inc.(a)(b)	602,921	964,673
Stevanato Group SpA(b)	262,040	4,142,852
Syneos Health Inc., Class A(a)(b)	807,956	57,914,286
Waters Corp.(a)	473,351	156,669,714
		1,429,104,890
Pharmaceuticals — 1.9%
Aclaris Therapeutics Inc.(a)(b)	403,425	5,631,813
Ampio Pharmaceuticals Inc.(a)(b)	1,631,890	274,157
Arvinas Inc.(a)(b)	352,138	14,821,488
ATAI Life Sciences NV(a)(b)	929,006	3,381,582
Atea Pharmaceuticals Inc.(a)(b)	570,279	4,048,981
Athira Pharma Inc.(a)(b)	272,862	832,229
Axsome Therapeutics Inc.(a)(b)	242,793	9,298,972
Cara Therapeutics Inc.(a)(b)	354,536	3,236,914
Clearside Biomedical Inc.(a)	366,206	538,323
Cybin Inc.(a)(b)	956,029	535,376
Cymabay Therapeutics Inc.(a)(b)	635,643	1,875,147
Edgewise Therapeutics Inc.(a)(b)	217,734	1,733,163
Fulcrum Therapeutics Inc.(a)(b)	233,101	1,142,195
Ikena Oncology Inc.(a)(b)	135,648	600,921

Schedule of Investments (unaudited) (continued)	iShares® Biotechnology ETF
June 30, 2022	(Percentages shown are based on Net Assets)

Security	Shares	Value

Pharmaceuticals (continued)
Intra-Cellular Therapies Inc.(a)(b)	680,323	$38,832,837
KemPharm Inc.(a)(b)	237,651	1,059,923
Landos Biopharma Inc.(a)	263,427	191,748
Marinus Pharmaceuticals Inc.(a)(b)	250,435	1,212,105
Nektar Therapeutics(a)(b)	1,453,703	5,524,071
NGM Biopharmaceuticals Inc.(a)	204,084	2,616,357
NRX Pharmaceuticals Inc.(a)(b)	264,929	158,957
Nuvation Bio Inc.(a)(b)	1,036,092	3,356,938
Phathom Pharmaceuticals Inc.(a)(b)	152,304	1,285,446
Pliant Therapeutics Inc.(a)(b)	210,068	1,682,645
Provention Bio Inc.(a)(b)	422,566	1,690,264
Rain Therapeutics Inc.(a)(b)	99,097	550,979
Rani Therapeutics Holdings Inc.(a)(b)	129,873	1,341,588
Reata Pharmaceuticals Inc., Class A(a)(b)	220,026	6,686,590
Redhill Biopharma Ltd., ADR (a)(b)	325,222	282,943
Relmada Therapeutics Inc.(a)(b)	209,281	3,974,246
Revance Therapeutics Inc.(a)(b)	536,463	7,413,919
Roivant Sciences Ltd.(a)(b)	2,620,437	10,665,179
Terns Pharmaceuticals Inc.(a)	102,639	254,545
Theravance Biopharma Inc.(a)(b)	423,732	3,839,012
Tricida Inc.(a)(b)	220,585	2,135,263
Verrica Pharmaceuticals Inc.(a)(b)	119,929	230,264
WaVe Life Sciences Ltd.(a)(b)	537,576	1,747,122
		144,684,202

Total Long-Term Investments — 99.9%
(Cost: $11,355,473,534)		7,601,740,086
Security	Shares	Value

Short-Term Securities

Money Market Funds — 11.6%
BlackRock Cash Funds: Institutional, SL Agency Shares, 1.61%(d)(e)(f)	867,355,364	$867,268,628
BlackRock Cash Funds: Treasury, SL Agency Shares, 1.35%(d)(e)	13,530,000	13,530,000

Total Short-Term Securities — 11.6%
(Cost: $880,637,248)		880,798,628

Total Investments in Securities — 111.5%
(Cost: $12,236,110,782)		8,482,538,714

Liabilities in Excess of Other Assets — (11.5)%		(874,338,409)

Net Assets — 100.0%		$7,608,200,305
(a)	Non-income producing security.
(b)	All or a portion of this security is on loan.
(c)	Security is valued using significant unobservable inputs and is classified as Level 3 in the fair value hierarchy.
(d)	Affiliate of the Fund.
(e)	Annualized 7-day yield as of period end.
(f)	All or a portion of this security was purchased with the cash collateral from loaned securities.

Affiliates

Investments in issuers considered to be affiliate(s) of the Fund during the period ended June 30, 2022 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliated Issuer	Value at 03/31/22	Purchases at Cost		Proceeds from Sale		Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value at 06/30/22	Shares Held at 06/30/22	Income		Capital Gain Distributions from Underlying Funds
BlackRock Cash Funds: Institutional, SL Agency Shares	$790,386,973	$76,808,977	(a)	$—		$(429)	$73,107	$867,268,628	867,355,364	$1,325,296	(b)	$—
BlackRock Cash Funds: Treasury, SL Agency Shares	15,470,000	—		(1,940,000	)(a)	—	—	13,530,000	13,530,000	9,896		—
						$(429)	$73,107	$880,798,628		$1,335,192		$—

(a)	Represents net amount purchased (sold).
(b)	All or a portion represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of fees and collateral investment expenses, and other payments to and from borrowers of securities.

Derivative Financial Instruments Outstanding as of Period End

Futures Contracts

Description	Number of Contracts	Expiration Date	Notional Amount (000)	Value/ Unrealized Appreciation (Depreciation)
Long Contracts
E-Mini Health Care Sector Index	30	09/16/22	$3,892	$240,111

Schedule of Investments (unaudited) (continued)	iShares® Biotechnology ETF
June 30, 2022

Futures Contracts (continued)

Description	Number of Contracts	Expiration Date	Notional Amount (000)	Value/ Unrealized Appreciation (Depreciation)
Russell 2000 E-Mini Index	20	09/16/22	$1,708	$(3,938)
				$236,173

Fair Value Measurements

Various inputs are used in determining the fair value of financial instruments. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:

•	Level 1 – Unadjusted price quotations in active markets/exchanges for identical assets or liabilities that each Fund has the ability to access;

•	Level 2 – Other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs); and

•	Level 3 – Unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the BlackRock Global Valuation Methodologies Committee’s (the “Global Valuation Committee’s”) assumptions used in determining the fair value of financial instruments).

The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the Global Valuation Committee in determining the price for Fair Valued Investments. Level 3 investments include equity or debt issued by privately held companies or funds. There may not be a secondary market, and/or there are a limited number of investors. The categorization of a value determined for financial instruments is based on the pricing transparency of the financial instruments and is not necessarily an indication of the risks associated with investing in those securities. For information about the Fund’s policy regarding valuation of financial instruments, refer to its most recent financial statements.

The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund’s financial instruments into major categories is disclosed in the Schedule of Investments above.

	Level 1	Level 2	Level 3	Total
Investments
Assets
Common Stocks	$7,601,738,194	$—	$1,892	$7,601,740,086
Money Market Funds	880,798,628	—	—	880,798,628
	$8,482,536,822	$—	$1,892	$8,482,538,714
Derivative financial instruments(a)
Assets
Futures Contracts	$240,111	$—	$—	$240,111
Liabilities
Futures Contracts	(3,938)	—	—	(3,938)
	$236,173	$—	$—	$236,173

(a)	Derivative financial instruments are futures contracts. Futures contracts are valued at the unrealized appreciation (depreciation) on the instrument.

Portfolio Abbreviations

ADR	American Depositary Receipt